Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net earnings	$ 264,708	$ 205,367	$ 183,575
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492	229,789	212,324
Amortization of deferred policy acquisition costs	17,376	13,791	9,494
Change in allowance for losses on trade receivables	(134)	(208)	28
Change in allowance for inventory reserves	1,133	1,382	(674)
Net of (gains) losses on sale of real and personal property	(22,496)	(20,888)	(23,058)
Net (gain) loss on sale of investments	(8,323)	(5,579)	(1,135)
Deferred Income Taxes and Tax Credits	13,518	104,360	80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	36,322	(77,115)	(5,966)
Inventories	1,206	(173)	(6,431)
Prepaid expenses	(15,587)	15,748	(4,244)
Capitalization of deferred policy acquisition costs	(50,640)	(23,166)	(25,239)
Other assets	21,556	5,992	28,715
Related party assets	133,672	(14,210)	(87)
Accounts payable and accrued expenses	40,032	19,469	12,547
Policy benefits and losses, claims and loss expenses payable	(30,478)	212,330	109,334
Other policyholders' funds and liabilities	21	(1,458)	566
Deferred income	(1,312)	4,367	1,967
Related party liabilities	464	44	249
Net cash provided by operating activities	661,530	669,842	572,863
Purchase of:
Property, plant and equipment	(655,984)	(589,799)	(480,418)
Short term investments	(411,638)	(291,622)	(260,766)
Fixed maturities investments	(443,262)	(220,104)	(215,931)
Equity securities	(16,289)	(9,048)	(11,550)
Preferred stock	(6,296)	(2,717)	(14,352)
Real estate	(1,073)	(7,829)	(193)
Mortgage loans	(80,711)	(127,163)	(38,558)
Other investments	0	0	(2,000)
Proceeds from sale of:
Property, plant and equipment	220,699	168,912	180,411
Short term investments	417,520	300,893	317,213
Fixed maturities investments	160,806	128,486	131,981
Equity securities	372	10,222	1,198
Preferred stock	7,258	2,352	1,914
Real estate	671	440	1,925
Mortgage loans	95,714	54,840	15,156
Net cash used by investing activities	(712,213)	(582,137)	(373,970)
Cash flow from financing activities:
Borrowings from credit facilities	270,546	237,780	321,862
Principal repayments on credit facilities	(257,957)	(201,888)	(288,882)
Debt issuance costs	(2,223)	(2,004)	(1,987)
Capital lease payments	(26,877)	(8,328)	(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	692	984	1,172
Securitization deposits	1,195	42,088	(46,031)
Preferred stock redemption paid	0	(144,289)	0
Preferred stock dividends paid	0	(2,913)	(12,412)
Common stock dividends paid	(97,421)	(19,484)	0
Contribution to related party	0	(518)	0
Investment contract deposits	301,729	13,854	11,580
Investment contract withdrawals	(31,901)	(28,027)	(34,548)
Net cash used by financing activities	157,783	(112,745)	(60,768)
Effects of exchange rate on cash	(536)	(294)	271
Increase (decrease) in cash and cash equivalents	106,564	(25,334)	138,396
Cash and cash equivalents at the beginning of period	357,180	382,514	244,118
Cash and cash equivalents at the end of the period	$ 463,744	$ 357,180	$ 382,514